VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

	RE:	Merrill Lynch Small Cap Growth Fund of
Mercury Funds, Inc.
Post-Effective Amendment No. 10 to the
Registration Statement on Form N-1A
(Securities Act File No. 333-85731, Investment
Company Act No. 811-08797)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Small Cap
Growth Fund of Mercury Funds, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
 Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration
Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 15, 2005.

Sincerely,

Merrill Lynch Small Growth Fund of Mercury Funds, Inc.


/s/ Alice A. Pellegrino
______________________
Alice A. Pellegrino
Secretary of Fund